Goodwill (Tables)	12 Months Ended
Mar. 31, 2020
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Summary of the Carrying Value of Goodwill
A summary of the carrying value of goodwill is as follows:

	As at
	March 31,	March 31,
	2020	2019
Gross carrying amount	$146,824	$153,453
Accumulated impairment of goodwill	(25,520)	(22,642)

Total	$121,304	$130,811

Summary of Movement in Goodwill by Reportable Segment
The movement in goodwill balance by reportable segment as at March 31, 2020 and 2019 is as follows:
Gross carrying amount

	WNS	WNS Auto
	Global BPM	Claims BPM	Total
Balance as at April 1, 2018	$130,553	$28,947	$159,500
Goodwill arising on acquisitions	203	—	203
Foreign currency translation	(4,260)	(1,990)	(6,250)

Balance as at March 31, 2019	$126,496	$26,957	$153,453

Goodwill arising on acquisitions	—	—	—
Foreign currency translation	(5,192)	(1,437)	(6,629)

Balance as at March 31, 2020	$121,304	$25,520	$146,824

Accumulated impairment losses

	WNS	WNS Auto
	Global BPM	Claims BPM	Total
Balance as at April 1, 2018	$—	$24,314	$24,314
Impairment of goodwill recognized during the year	—	—	—
Foreign currency translation	—	(1,672)	(1,672)

Balance as at March 31, 2019	$—	$22,642	$22,642

Impairment of goodwill recognized during the year	—	4,085	4,085
Foreign currency translation	—	(1,207)	(1,207)

Balance as at March 31, 2020	—	$25,520	$25,520

Carrying Value of Goodwill Allocated to Cash Generating Units
The carrying value of goodwill allocated to the cash generating units (“CGU”) is as follows:

	As at
	March 31,	March 31,
	2020	2019
WNS Global BPM*	$3,611	$3,846
South Africa	3,689	4,557
Research and Analytics	42,178	46,087
Technology services	3,202	3,382
WNS Auto Claims BPM	—	4,315
Denali	29,542	29,542
HealthHelp	39,082	39,082

	$121,304	$130,811

*	Excluding South Africa, research and analytics, technology services, Denali and HealthHelp goodwill.

Key Assumptions Used in Performing Impairment Test, by each CGU
The key assumptions used in performing the impairment test, by each CGU, were as follows:

	CGU’s– As at March 31, 2020
	WNS Global BPM*	South Africa	Denali	Research and Analytics	HealthHelp	Technology services	WNS Auto Claims BPM
Discount rate	16.3%	16.9%	13.7%	16.3%	13.7%	14.5%	14.5%
Perpetual growth rate	3.0%	3.0%	2.5%	3.0%	2.5%	2.0%	2.0%

	CGU’s– As at March 31, 2019
	WNS Global BPM*	South Africa	Denali	Research and Analytics	HealthHelp	Technology services	WNS Auto Claims BPM
Discount rate	16.5%	17.0%	13.2%	16.5%	13.2%	15.5%	15.5%
Perpetual growth rate	3.0%	3.0%	2.5%	3.0%	2.5%	2.0%	2.0%

*	Excluding South Africa, research and analytics, technology services, HealthHelp and Denali.